GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of General and Administrative Expenses
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Salaries and benefits	$405	$282	$742	$652
Office and miscellaneous	85	10	241	59
Management and consulting fees	132	84	287	206
Investor relations	131	30	155	80
Travel and promotion	11	4	19	36
Professional fees	97	56	240	142
Directors fees	48	34	90	73
Regulatory and compliance fees	38	35	78	65
Depreciation	30	27	59	57
	$977	$562	$1,911	$1,370